Discontinued operations and disposal groups	9 Months Ended
Sep. 30, 2026
Discontinued operations and disposal groups
Discontinued operations and disposal groups

21.Discontinued operations and disposal groups

From December 31, 2025, the Group classified its Latin American tower operations and I-Systems, as two separate disposal groups held for sale. As these disposal groups comprised the entire Latam reportable segment, this segment was presented as discontinued operations.

From the date of classification as held for sale, depreciation and amortization of the relevant non-current assets ceased, and the disposal groups were measured at the lower of their carrying amounts and fair value less costs to sell.

The Group completed the I-Systems Disposal and Latam Towers Disposal in May and August 2026, respectively

21.1Discontinued operations

Financial performance and cashflow information in relation to discontinued operations was as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$’m	$’m	$’m	$’m

Revenue	17.6	51.2	111.8	143.8
Cost of sales	(0.5)	(56.8)	(11.8)	(136.6)
Administrative expenses	(4.7)	(18.7)	(19.3)	(38.4)
Net loss on disposal of subsidiaries (note 20)	(58.7)	—	(38.7)	—
Impairment of held for sale non-current assets	—	—	(75.4)	—
Other income	0.4	1.6	0.6	2.9
Operating loss	(45.9)	(22.7)	(32.8)	(28.3)
Finance income	6.0	8.2	19.9	14.7
Finance costs	(0.9)	(14.6)	(26.7)	(70.6)
Loss before tax from discontinued operations	(40.8)	(29.1)	(39.6)	(84.2)
Income tax benefit:
Related to pre tax income from the ordinary activities	4.3	8.8	2.7	27.3
Related to remeasurement to fair value less costs to sell	—	—	17.9	—
Loss from discontinued operations	(36.5)	(20.3)	(19.0)	(56.9)

Other comprehensive income:
Net exchange loss recycled to income statement on disposal of subsidiaries	36.3	—	20.3	—
Exchange differences on translation of foreign operations	1.8	36.4	53.7	165.9
Other comprehensive income for the period, net of taxes	38.1	36.4	74.0	165.9

Total comprehensive income for the period	1.6	16.1	55.0	109.0

Net cash from operating activities	3.2	38.0	79.8	93.4
Net cash used in investing activities	(29.7)	(19.3)	(59.5)	(60.8)
Net cash used in financing activities	(3.4)	(11.6)	(43.8)	(48.6)
Net (decrease)/increase in cash by the discontinued operation	(29.9)	7.1	(23.5)	(16.0)

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

21.2Assets held for sale and liabilities held for sale

	December 31, 2025
	Latam Towers	I-Systems	Total
	$’m	$’m	$’m

Non-current assets
Property, plant and equipment	293.3	269.4	562.7
Right-of-use assets	244.6	0.7	245.3
Other intangible assets	194.9	137.1	332.0
Deferred income tax assets	138.4	6.1	144.5
Trade and other receivables	69.9	5.3	75.2

Current assets
Trade and other receivables	39.3	26.4	65.7
Cash and cash equivalents	16.9	10.7	27.6
Assets held for sale	997.3	455.7	1,453.0

Non-current liabilities
Trade and other payables	-	(5.5)	(5.5)
Borrowings	-	(82.8)	(82.8)
Lease liabilities	(232.0)	(0.5)	(232.5)
Provisions for other liabilities and charges	(36.8)	-	(36.8)
Deferred income tax liabilities	(14.0)	-	(14.0)

Current liabilities
Trade and other payables	(42.6)	(23.6)	(66.2)
Borrowings	-	(13.9)	(13.9)
Lease liabilities	(40.9)	(0.4)	(41.3)
Liabilities held for sale	(366.3)	(126.7)	(493.0)

The cumulative foreign exchange translation reserve loss in relation to the discontinued operation as of December 31, 2025 was $58.5 million (this has been revised from the loss of $83.9 million previously reported, to adjust for a misallocation of historical translation reserves between jurisdictions).